Schedule of Investments (unaudited) September 30, 2023	BlackRock Innovation and Growth Term Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.7%
Axon Enterprise, Inc.(a)(b)	347,424	$69,133,902
HEICO Corp.	251,100	40,660,623

		109,794,525

Air Freight & Logistics — 1.3%
GXO Logistics, Inc.(b)	410,887	24,098,523

Automobile Components — 1.6%
Fox Factory Holding Corp.(b)(c)	317,209	31,429,068

Biotechnology — 1.1%
Halozyme Therapeutics, Inc.(b)	534,864	20,431,805

Broadline Retail — 0.4%
Etsy, Inc.(b)	108,525	7,008,545

Building Products — 1.3%
AZEK Co., Inc., Class A(b)	832,420	24,756,171

Capital Markets — 4.2%
MarketAxess Holdings, Inc.	47,585	10,166,059
TPG, Inc., Class A	913,473	27,513,807
Tradeweb Markets, Inc., Class A(d)	540,143	43,319,469

		80,999,335

Construction & Engineering — 1.8%
Comfort Systems USA, Inc.	206,599	35,206,536

Diversified Consumer Services — 3.7%
Duolingo, Inc., Class A(b)	177,070	29,370,601
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(e)(f)	1,001,454	17,505,416
Ideal Image, Class A, (Acquired 05/05/21, Cost: $50,000,000)(e)(f)	6,224	24,085,297

		70,961,314

Food Products — 0.3%
Freshpet, Inc.(b)	90,230	5,944,352

Ground Transportation — 3.0%
Saia, Inc.(b)	146,268	58,309,738

Health Care Equipment & Supplies(b) — 3.2%
Align Technology, Inc.	86,008	26,259,962
Inmode Ltd.	148,982	4,537,992
Inspire Medical Systems, Inc.	152,805	30,322,624

		61,120,578

Health Care Providers & Services — 1.2%
Surgery Partners, Inc.(b)(c)	771,352	22,562,046

Health Care Technology(b) — 0.7%
Certara, Inc.	396,935	5,771,435
Phreesia, Inc.	419,312	7,832,748

		13,604,183

Hotels, Restaurants & Leisure — 3.8%
Domino’s Pizza, Inc.	14,476	5,483,364
Evolution AB(g)	300,297	30,302,740
Penn Entertainment, Inc.(b)	170,486	3,912,654
Planet Fitness, Inc., Class A(b)(d)	676,683	33,279,270

		72,978,028

Security	Shares	Value

Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	33,866	$2,562,302
Rexford Industrial Realty, Inc.	88,153	4,350,350

		6,912,652

Interactive Media & Services — 1.7%
Match Group, Inc.(b)	679,110	26,604,134
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(e)(f)	208,333	5,341,658

		31,945,792

IT Services — 5.4%
DigitalOcean Holdings, Inc.(b)	334,161	8,029,889
Globant SA(b)	197,420	39,059,547
MongoDB, Inc., Class A(b)	121,848	42,142,349
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $49,999,974)(e)(f)	25,742	13,508,115

		102,739,900

Life Sciences Tools & Services — 9.3%
10X Genomics, Inc., Class A(b)(d)	43,019	1,774,534
Azenta, Inc.(b)	86,925	4,362,765
Bio-Techne Corp.	605,614	41,224,145
Charles River Laboratories International, Inc.(b)	168,807	33,082,796
Olink Holding AB, ADR(b)	65,984	973,264
Repligen Corp.(b)	282,819	44,971,049
West Pharmaceutical Services, Inc.	139,666	52,404,080

		178,792,633

Machinery(b) — 1.6%
AutoStore Holdings Ltd.(c)(g)	9,492,782	13,342,964
Chart Industries, Inc.	99,138	16,766,218

		30,109,182

Personal Care Products — 0.4%
Beauty Health Co., Class A(b)	1,307,473	7,870,987

Professional Services(b) — 0.9%
Fiverr International Ltd.	278,377	6,811,885
Paylocity Holding Corp.(d)	54,086	9,827,426

		16,639,311

Semiconductors & Semiconductor Equipment — 9.5%
Ambarella, Inc.(b)	55,513	2,943,855
ASM International NV	93,198	38,918,784
Entegris, Inc.(d)	521,309	48,956,128
Lattice Semiconductor Corp.(b)(c)	503,092	43,230,696
Monolithic Power Systems, Inc.(a)(d)	97,279	44,942,898
SolarEdge Technologies, Inc.(b)	16,083	2,082,909

		181,075,270

Software — 15.2%
Aspen Technology, Inc.(b)(c)	179,709	36,707,360
Bentley Systems, Inc., Class B	853,256	42,799,321
Bill Holdings, Inc.(b)	155,470	16,879,378
Confluent, Inc., Class A(b)	1,134,927	33,605,188
Five9, Inc.(b)	100,667	6,472,888
HubSpot, Inc.(b)	95,070	46,821,975
JFrog Ltd.(b)	847,689	21,497,393
PagerDuty, Inc.(b)	334,226	7,516,743
SiteMinder Ltd.(b)	7,706,868	22,846,516
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(e)(f)	199,738	1,737,721

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Innovation and Growth Term Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Snyk Ltd., (Acquired 09/02/21, Cost: $25,961,537)(e)(f)	1,809,860	$20,795,291
Zscaler, Inc.(b)(c)	213,972	33,291,904

		290,971,678

Textiles, Apparel & Luxury Goods — 0.3%
Figs, Inc., Class A(b)	840,769	4,960,537

Total Common Stocks — 78.0% (Cost: $1,593,161,995)		1,491,222,689

Preferred Securities

Preferred Stocks — 22.7%(e)

Aerospace & Defense — 0.1%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)(f)	909,438	1,591,516

Automobile Components — 1.8%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009)(f)	2,189,612	34,749,142

Capital Markets(f) — 2.8%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	2,765,663
The Production Board LLC, Series A3, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	32,833,334
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	17,915,152

		53,514,149

Diversified Consumer Services — 0.3%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)(f)	333,818	5,835,139

Diversified Telecommunication Services — 0.6%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)(f)	32,690	11,253,206

Entertainment — 1.1%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,982)(f)	2,172,486	21,377,262

Food Products — 0.7%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $39,999,986)(f)	1,972,240	13,647,901

Hotels, Restaurants & Leisure(f) — 1.3%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)	191,067	5,472,159
Underdog Sports, Inc., Series B, (Acquired 01/11/22, Cost: $14,999,974)	291,061	19,113,976

		24,586,135

Interactive Media & Services — 0.6%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)(f)	416,667	10,683,342

Security	Shares	Value

IT Services(f) — 1.8%
Via Transportation, Inc., Series G, (Acquired 11/05/21, Cost: $24,999,974)	549,357	$28,528,109
Wagestream Holdings Ltd., Series C, (Acquired 02/11/22, Cost: $10,024,684)	762,746	5,034,688

		33,562,797

Semiconductors & Semiconductor Equipment — 2.6%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)(f)	1,525,192	42,751,132
Rivos, Inc., Series A1	2,997,684	6,594,905

		49,346,037

Software(f) — 7.3%
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)	2,745,894	10,901,199
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $44,999,983)	898,024	17,233,081
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)	2,165,400	13,208,940
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959)	900,760	31,508,585
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $30,000,101)	4,651,163	17,209,303
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)	1,687,916	14,988,694
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,994)	732,373	6,371,645
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470)	1,685,092	19,361,707
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)	4,684,060	9,602,323

		140,385,477

Specialty Retail — 0.5%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000)(f)	1,400,669	9,804,683

Wireless Telecommunication Services — 1.2%
Loft Orbital Solutions, Inc., Series B, (Acquired 10/14/21, Cost: $24,999,992)(f)	1,365,305	23,824,572

		434,161,358

Total Preferred Securities — 22.7% (Cost: $662,142,595)		434,161,358

Total Long-Term Investments — 100.7% (Cost: $2,255,304,590)		1,925,384,047

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Innovation and Growth Term Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.3%
SL Liquidity Series, LLC, Money Market Series, 5.52%(h)(i)(j)	24,052,427	$24,059,643

Total Short-Term Securities — 1.3% (Cost: $24,053,841)		24,059,643

Total Investments Before Options Written — 102.0% (Cost: $2,279,358,431)		1,949,443,690

Options Written — (0.3)% (Premiums Received: $(8,427,177))		(4,867,577)

Total Investments, Net of Options Written — 101.7% (Cost: $2,270,931,254)		1,944,576,113
Liabilities in Excess of Other Assets — (1.7)%		(32,874,905)

Net Assets — 100.0%		$1,911,701,208

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $510,539,951, representing 26.7% of its net assets as of period end, and an original cost of $821,090,559.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$20,778,628	$—		$(20,778,628	)(b)	$—	$—	$—	—	$345,677		$—
SL Liquidity Series, LLC, Money Market Series	184,600	23,872,851	(b)	—		(3,610)	5,802	24,059,643	24,052,427	52,233	(c)	—

						$(3,610)	$5,802	$24,059,643		$397,910		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Ambarella, Inc.	12	10/06/23	USD	68.00	USD	64	$(180)
Domino’s Pizza, Inc.	13	10/06/23	USD	395.00	USD	492	(910)
MongoDB, Inc., Class A	80	10/06/23	USD	420.00	USD	2,767	(640)
Penn Entertainment, Inc.	136	10/06/23	USD	26.00	USD	312	(544)
Zscaler, Inc.	180	10/06/23	USD	155.00	USD	2,801	(68,400)
Saia, Inc.	119	10/11/23	USD	437.00	USD	4,744	(8,786)
Tradeweb Markets, Inc., Class A	360	10/11/23	USD	84.00	USD	2,887	(12,905)
Bill Holdings, Inc.	92	10/13/23	USD	125.00	USD	999	(2,990)
Match Group, Inc.	434	10/13/23	USD	48.00	USD	1,700	(6,727)
10X Genomics, Inc., Class A	35	10/20/23	USD	50.00	USD	144	(1,138)
Aspen Technology, Inc.	198	10/20/23	USD	200.00	USD	4,044	(153,450)
Axon Enterprise, Inc.	290	10/20/23	USD	210.00	USD	5,771	(56,550)
AZEK Co., Inc., Class A	714	10/20/23	USD	35.23	USD	2,123	(18,540)
Azenta, Inc.	24	10/20/23	USD	60.00	USD	120	(2,400)

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Innovation and Growth Term Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Beauty Health Co.	1,046	10/20/23	USD	7.00	USD	630	$(13,075)
Bio-Techne Corp.	643	10/20/23	USD	85.00	USD	4,377	(12,860)
Certara, Inc.	385	10/20/23	USD	18.10	USD	560	(6,562)
Charles River Laboratories International, Inc.	270	10/20/23	USD	210.00	USD	5,291	(31,725)
Chart Industries, Inc.	64	10/20/23	USD	165.00	USD	1,082	(59,200)
Comfort Systems USA, Inc.	141	10/20/23	USD	190.00	USD	2,403	(16,920)
Confluent, Inc., Class A	980	10/20/23	USD	36.00	USD	2,902	(9,800)
DigitalOcean Holdings, Inc.	110	10/20/23	USD	30.00	USD	264	(825)
Duolingo, Inc.	130	10/20/23	USD	145.00	USD	2,156	(302,900)
Entegris, Inc.	479	10/20/23	USD	100.00	USD	4,498	(56,282)
Etsy, Inc.	173	10/20/23	USD	69.00	USD	1,117	(19,981)
Figs, Inc., Class A	1,020	10/20/23	USD	7.50	USD	602	(5,100)
Five9, Inc.	254	10/20/23	USD	80.00	USD	1,633	(3,810)
Fiverr International Ltd.	221	10/20/23	USD	33.00	USD	541	(526)
Fox Factory Holding Corp.	313	10/20/23	USD	110.00	USD	3,101	(28,170)
Freshpet, Inc.	72	10/20/23	USD	85.00	USD	474	(34,560)
Globant SA	220	10/20/23	USD	180.00	USD	4,353	(435,600)
GXO Logistics, Inc.	297	10/20/23	USD	70.00	USD	1,742	(31,185)
Halozyme Therapeutics, Inc.	482	10/20/23	USD	45.00	USD	1,841	(4,820)
HEICO Corp.	170	10/20/23	USD	170.00	USD	2,753	(15,725)
HubSpot, Inc.	75	10/20/23	USD	550.00	USD	3,694	(15,375)
Inmode Ltd.	119	10/20/23	USD	42.50	USD	362	(1,190)
Inspire Medical Systems, Inc.	173	10/20/23	USD	240.00	USD	3,433	(11,245)
JFrog Ltd.	264	10/20/23	USD	28.45	USD	670	(3,564)
Lattice Semiconductor Corp.	108	10/20/23	USD	95.50	USD	928	(7,432)
MarketAxess Holdings, Inc.	71	10/20/23	USD	260.00	USD	1,517	(17,218)
MongoDB, Inc., Class A	40	10/20/23	USD	410.00	USD	1,383	(3,420)
Monolithic Power Systems, Inc.	101	10/20/23	USD	550.00	USD	4,666	(6,565)
Olink Holding AB, ADR	105	10/20/23	USD	20.00	USD	155	(11,025)
PagerDuty, Inc.	534	10/20/23	USD	25.00	USD	1,201	(9,345)
Phreesia, Inc.	444	10/20/23	USD	30.00	USD	829	(4,440)
Planet Fitness, Inc., Class A	600	10/20/23	USD	65.00	USD	2,951	(3,000)
Repligen Corp.	357	10/20/23	USD	175.00	USD	5,677	(83,895)
Rexford Industrial Realty, Inc.	71	10/20/23	USD	52.09	USD	350	(5,416)
Surgery Partners, Inc.	700	10/20/23	USD	35.90	USD	2,048	(3,964)
TPG, Inc.	400	10/20/23	USD	30.00	USD	1,205	(41,000)
Tradeweb Markets, Inc., Class A	330	10/20/23	USD	90.00	USD	2,647	(13,200)
Tradeweb Markets, Inc., Class A	230	10/20/23	USD	82.00	USD	1,845	(27,046)
West Pharmaceutical Services, Inc.	119	10/20/23	USD	390.00	USD	4,465	(48,492)
Bill Holdings, Inc.	184	10/27/23	USD	115.00	USD	1,998	(58,880)
Domino’s Pizza, Inc.	18	10/27/23	USD	415.00	USD	682	(5,760)
Match Group, Inc.	266	10/27/23	USD	43.00	USD	1,042	(12,369)
MongoDB, Inc., Class A	24	10/27/23	USD	375.00	USD	830	(16,980)
Zscaler, Inc.	162	10/27/23	USD	162.50	USD	2,521	(70,065)
Ambarella, Inc.	76	11/03/23	USD	55.00	USD	403	(14,820)
Fiverr International Ltd.	350	11/03/23	USD	32.00	USD	856	(5,523)
Match Group, Inc.	386	11/03/23	USD	45.00	USD	1,512	(21,037)
MongoDB, Inc., Class A	18	11/03/23	USD	370.00	USD	623	(19,215)
Penn Entertainment, Inc.	136	11/03/23	USD	23.50	USD	312	(17,544)
SolarEdge Technologies, Inc.	25	11/03/23	USD	155.00	USD	324	(6,875)
Rexford Industrial Realty, Inc.	70	11/08/23	USD	53.00	USD	345	(6,216)
Align Technology, Inc.	61	11/10/23	USD	340.00	USD	1,862	(52,155)
Saia, Inc.	115	11/10/23	USD	461.00	USD	4,584	(44,921)
10X Genomics, Inc., Class A	70	11/17/23	USD	60.00	USD	289	(10,500)
10X Genomics, Inc., Class A	35	11/17/23	USD	55.00	USD	144	(1,138)
Axon Enterprise, Inc.	265	11/17/23	USD	230.00	USD	5,273	(80,825)
AZEK Co., Inc., Class A	617	11/17/23	USD	34.75	USD	1,835	(55,245)
Azenta, Inc.	270	11/17/23	USD	55.00	USD	1,355	(51,300)
Beauty Health Co.	1,045	11/17/23	USD	7.00	USD	629	(33,962)
Bio-Techne Corp.	259	11/17/23	USD	77.00	USD	1,763	(36,020)
Chart Industries, Inc.	54	11/17/23	USD	175.00	USD	913	(54,270)
Comfort Systems USA, Inc.	189	11/17/23	USD	190.00	USD	3,221	(90,720)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Innovation and Growth Term Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Confluent, Inc., Class A	630	11/17/23	USD	37.00	USD	1,865	$(40,950)
Confluent, Inc., Class A	205	11/17/23	USD	35.00	USD	607	(20,500)
DigitalOcean Holdings, Inc.	424	11/17/23	USD	30.00	USD	1,019	(27,560)
Duolingo, Inc.	153	11/17/23	USD	170.00	USD	2,538	(203,490)
Entegris, Inc.	355	11/17/23	USD	100.00	USD	3,334	(129,575)
Figs, Inc., Class A	1,700	11/17/23	USD	6.30	USD	1,003	(66,269)
Fox Factory Holding Corp.	194	11/17/23	USD	115.00	USD	1,922	(40,255)
Freshpet, Inc.	72	11/17/23	USD	75.00	USD	474	(10,980)
Globant SA	134	11/17/23	USD	210.00	USD	2,651	(99,160)
GXO Logistics, Inc.	360	11/17/23	USD	64.50	USD	2,111	(41,520)
Halozyme Therapeutics, Inc.	373	11/17/23	USD	45.00	USD	1,425	(26,110)
HEICO Corp.	231	11/17/23	USD	175.00	USD	3,741	(20,790)
HubSpot, Inc.	77	11/17/23	USD	540.00	USD	3,792	(118,580)
Inmode Ltd.	119	11/17/23	USD	40.00	USD	362	(3,868)
Innovative Industrial Properties, Inc.	54	11/17/23	USD	95.00	USD	409	(1,890)
Inspire Medical Systems, Inc.	71	11/17/23	USD	210.00	USD	1,409	(70,290)
Lattice Semiconductor Corp.	560	11/17/23	USD	95.00	USD	4,812	(148,400)
MarketAxess Holdings, Inc.	55	11/17/23	USD	240.00	USD	1,175	(18,838)
MongoDB, Inc., Class A	23	11/17/23	USD	370.00	USD	795	(33,235)
Monolithic Power Systems, Inc.	93	11/17/23	USD	530.00	USD	4,297	(69,285)
Paylocity Holding Corp.	130	11/17/23	USD	210.00	USD	2,362	(29,250)
Phreesia, Inc.	226	11/17/23	USD	22.50	USD	422	(8,475)
Planet Fitness, Inc., Class A	482	11/17/23	USD	65.00	USD	2,370	(8,435)
Repligen Corp.	95	11/17/23	USD	180.00	USD	1,511	(32,775)
Surgery Partners, Inc.	534	11/17/23	USD	35.00	USD	1,562	(21,360)
TPG, Inc.	661	11/17/23	USD	32.50	USD	1,991	(34,702)
West Pharmaceutical Services, Inc.	104	11/17/23	USD	410.00	USD	3,902	(55,120)

							$(3,888,620)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
AutoStore Holdings Ltd.	Goldman Sachs International	125,000	10/03/23	NOK	24.78	NOK	1,879	$—
Evolution AB	UBS AG	48,100	10/05/23	SEK	1,298.98	SEK	53,030	(5)
AutoStore Holdings Ltd.	Barclays Bank PLC	250,000	10/10/23	NOK	27.49	NOK	3,759	—
JFrog Ltd.	Morgan Stanley & Co. International PLC	62,200	10/12/23	USD	28.84	USD	1,577	(1,865)
AutoStore Holdings Ltd.	Goldman Sachs International	267,000	10/13/23	NOK	20.44	NOK	4,014	(45)
ASM International NV	Goldman Sachs International	4,000	10/17/23	EUR	449.71	EUR	1,580	(4,851)
SiteMinder Ltd.	Goldman Sachs International	54,000	10/17/23	AUD	4.68	AUD	249	(7,111)
AutoStore Holdings Ltd.	Goldman Sachs International	250,000	10/19/23	NOK	19.48	NOK	3,759	(271)
Chart Industries, Inc.	Citibank N.A.	4,000	10/24/23	USD	181.94	USD	676	(12,487)
SiteMinder Ltd.	Goldman Sachs International	54,000	10/24/23	AUD	4.68	AUD	249	(8,544)
SiteMinder Ltd.	UBS AG	33,200	10/24/23	AUD	4.87	AUD	153	(3,603)
Lattice Semiconductor Corp.	Citibank N.A.	5,100	10/25/23	USD	93.43	USD	438	(6,896)
Bentley Systems, Inc., Class B	Morgan Stanley & Co. International PLC	51,000	10/30/23	USD	51.71	USD	2,558	(50,927)
SiteMinder Ltd.	Goldman Sachs International	54,000	10/31/23	AUD	4.68	AUD	249	(9,794)
Certara, Inc.	BNP Paribas SA	25,000	11/02/23	USD	15.42	USD	364	(46,278)
SiteMinder Ltd.	UBS AG	33,200	11/07/23	AUD	4.92	AUD	153	(4,663)
AutoStore Holdings Ltd.	Goldman Sachs International	250,000	11/08/23	NOK	17.24	NOK	3,759	(8,420)
Aspen Technology, Inc.	Citibank N.A.	8,900	11/09/23	USD	205.02	USD	1,818	(87,980)
AutoStore Holdings Ltd.	Barclays Bank PLC	250,900	11/09/23	NOK	15.53	NOK	3,772	(22,837)
JFrog Ltd.	UBS AG	47,000	11/10/23	USD	29.21	USD	1,192	(18,248)
TPG, Inc.	UBS AG	40,000	11/13/23	USD	31.79	USD	1,205	(33,784)
ASM International NV	Morgan Stanley & Co. International PLC	9,800	11/14/23	EUR	391.24	EUR	3,871	(279,152)
AutoStore Holdings Ltd.	Barclays Bank PLC	125,900	11/14/23	NOK	15.30	NOK	1,893	(13,941)
SiteMinder Ltd.	Goldman Sachs International	56,800	11/15/23	AUD	5.00	AUD	262	(8,214)

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Innovation and Growth Term Trust (BIGZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Bentley Systems, Inc., Class B	JPMorgan Chase Bank N.A.	85,700	11/29/23	USD	49.40	USD	4,299	$(298,342)
Lattice Semiconductor Corp	JPMorgan Chase Bank N.A.	8,500	12/06/23	USD	88.58	USD	730	(50,699)

								$(978,957)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$109,794,525	$—	$—	$109,794,525
Air Freight & Logistics	24,098,523	—	—	24,098,523
Automobile Components	31,429,068	—	—	31,429,068
Biotechnology	20,431,805	—	—	20,431,805
Broadline Retail	7,008,545	—	—	7,008,545
Building Products	24,756,171	—	—	24,756,171
Capital Markets	80,999,335	—	—	80,999,335
Construction & Engineering	35,206,536	—	—	35,206,536
Diversified Consumer Services	29,370,601	—	41,590,713	70,961,314
Food Products	5,944,352	—	—	5,944,352
Ground Transportation	58,309,738	—	—	58,309,738
Health Care Equipment & Supplies	61,120,578	—	—	61,120,578
Health Care Providers & Services	22,562,046	—	—	22,562,046
Health Care Technology	13,604,183	—	—	13,604,183
Hotels, Restaurants & Leisure	42,675,288	30,302,740	—	72,978,028
Industrial REITs	6,912,652	—	—	6,912,652
Interactive Media & Services	26,604,134	—	5,341,658	31,945,792
IT Services	89,231,785	—	13,508,115	102,739,900
Life Sciences Tools & Services	178,792,633	—	—	178,792,633
Machinery	16,766,218	13,342,964	—	30,109,182
Personal Care Products	7,870,987	—	—	7,870,987

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Innovation and Growth Term Trust (BIGZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Professional Services	$16,639,311	$—	$—	$16,639,311
Semiconductors & Semiconductor Equipment	142,156,486	38,918,784	—	181,075,270
Software	245,592,150	22,846,516	22,533,012	290,971,678
Textiles, Apparel & Luxury Goods	4,960,537	—	—	4,960,537
Preferred Securities
Preferred Stocks	—	—	434,161,358	434,161,358

	$1,302,838,187	$105,411,004	$517,134,856	1,925,384,047

Investments Valued at NAV(a)				24,059,643

				$1,949,443,690

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(3,538,165)	$(1,329,412)	$—	$(4,867,577)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets
Opening balance, as of December 31, 2022	$102,169,910	$471,282,347	$573,452,257
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(19,196,412)	(37,120,989)	(56,317,401)
Purchases	—	—	—
Sales	—	—	—

Closing balance, as of September 30, 2023	$82,973,498	$434,161,358	$517,134,856

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(a)	$(19,196,412)	$(37,120,989)	$(56,317,401)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$82,973,498	Market	Revenue Multiple	1.50x - 25.09x	12.22x
			Time to Exit	2.0 years	—
			Volatility	90%	—
			Gross Profit Multiple	14.25x	—

Preferred Stocks	434,161,358	Market	Revenue Multiple	1.05x - 25.09x	9.53x
			Time to Exit	1.0 year - 5.0 years	3.1 years
			Volatility	45% - 100%	68%
			Market Adjustment Multiple	0.60x - 1.20x	0.94x

	$517,134,856

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Innovation and Growth Term Trust (BIGZ)

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	8